Accounts Receivable and Contract Assets - Summary of aging of past-due accounts receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Current	¥ 860,681	¥ 790,130
Accounts receivable	1,028,004	862,586
Loan Facilitation [Member]
Financing Receivable, Past Due [Line Items]
Current	793,608	765,354
Accounts receivable	933,904	828,121
Post Facilitation [Member]
Financing Receivable, Past Due [Line Items]
Current	38,710	10,310
Accounts receivable	65,737	19,999
Other [Member]
Financing Receivable, Past Due [Line Items]
Current	28,363	14,466
Accounts receivable	28,363	14,466
1-89 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	90,365	42,965
1-89 days past due [member] | Loan Facilitation [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	78,878	38,768
1-89 days past due [member] | Post Facilitation [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	11,487	4,197
90-119 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	27,014	9,882
90-119 days past due [member] | Loan Facilitation [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	22,058	8,193
90-119 days past due [member] | Post Facilitation [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	4,956	1,689
120-149 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	25,678	9,963
120-149 days past due [member] | Loan Facilitation [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	20,440	8,086
120-149 days past due [member] | Post Facilitation [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	5,238	1,877
150-179 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	24,266	9,646
150-179 days past due [member] | Loan Facilitation [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	18,920	7,720
150-179 days past due [member] | Post Facilitation [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	¥ 5,346	¥ 1,926